Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of net income per share	Computation of the diluted net income per share is presented below:

	For the year ended December 31, 2020			For the year ended December 31, 2019
	Net income	Number of shares	Per share amount	Net income	Number of shares	Per share amount
	$	(in thousands)	$	$	(in thousands)	$
Basic net income per share	20,111	446,616	0.05	1,958	327,718	0.01

Effect of dilutive securities
- Share options	—	4,137	—	—	—	—

Diluted net income per share	20,111	450,753	0.04	1,958	327,718	0.01